Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Commitments and Contingencies

7. Commitments and Contingencies

Lease Commitments

On June 24, 2016, Eos entered into a long-term non-cancelable, operating lease for 45,000 sq. ft. of space for its current headquarters facility in Edison, New Jersey. On April 26, 2017, Eos entered into a lease for an additional 18,000 sq. ft. of adjoining space. These leases expire in September 2026 with renewal options up to 2036. Further, these leases require monthly rent payments along with executory costs, which include real estate taxes, repairs, maintenance, and insurance. In addition, the terms of the leases contain cost escalations of approximately 10% annually. The Company also has certain non-cancelable capital lease agreements for office equipment.

Total rent expense was $369 and $380, for the six months ended June 30, 2020 and 2019, respectively, of which, $0 and $102 was recorded as Cost of goods sold; $270 and $204 as Research and development expenses; and $99 and $74 as General and administrative expenses in the Statement of Operations, respectively.

Future minimum lease commitments as of June 30, 2020 are as follows:

	Operating	Capital
Remainder of 2020	$316	$8
2021	685	13
2022	755	4
2023	825	—
2024	895	—
Later years	1,644	—
Total minimum lease payments	$5,120	$25
Less amounts representing interest		5
Present value of minimum lease payments		$20

7. Commitments and Contingencies

Lease Commitments

On June 24, 2016, Eos entered into a long-term non-cancelable operating lease for 45,000 sq. ft. of space for its current headquarters facility in Edison, New Jersey. On April 26, 2017, Eos entered into a lease for an additional 18,000 sq. ft. of adjoining space. These leases expire in September 2026 with renewal options up to 2036. Further, these leases require monthly rent payments along with executory costs, which include real estate taxes, repairs, maintenance, and insurance. In addition, the terms of the leases contain cost escalations of approximately 10% annually. The Company also has certain non-cancelable capital lease agreements for office equipment.

Total rent expense was $930 and $1,007, for the years ended December 31, 2019 and 2018, respectively, of which, $102 and $528 was recorded as Cost of goods sold; $430 and $0 as Research and development expenses; and $398 and $479 as General and administrative expenses in the Statement of Operations, respectively.

Future minimum lease commitments as of December 31, 2019 are as follows:

	Operating	Capital
2020	$614	$13
2021	685	13
2022	755	4
2023	825	—
2024	895	—
Later years	1,644	—
Total minimum lease payments	$5,418	$30
Less amounts representing interest		5
Present value of minimum lease payments		$25